TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) before income taxes is comprised as follows:
Domestic	$ 1,561	$ 1,808	$ 225
Foreign	207	294	256
Loss before equity in loss of affiliate	$ 1,768	$ 2,102	$ 481